INCOME TAX - Reconciliation of the federal income tax (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective income tax rate reconciliation, percent
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(20.1)	(34.1)
Change in valuation allowance	8.40%	13.10%
Income tax provision	9.34%	0.00%